Employee benefits (Tables)	12 Months Ended
Dec. 31, 2020
Employee benefits
Schedule of composition of employee benefits

	2020	2019
	US$’000
Present value of obligations (see section (f) below)	70,357	67,502
Fair value of the plan assets (see section (f) below)	(30,655)	(28,525)
Recognized liability for defined benefit obligations	39,702	38,977
Termination benefit-liability for early retirement	12,706	16,003
Other long-term benefits	14,218	13,010
Presented as current liabilities:
Liability for annual leave	7,779	7,459
Current portion of liability for early retirement	5,134	6,081
Total employee benefits	79,539	81,530
Presented in the statement of financial position as follows:
Current (Note 14)	12,913	13,540
Non-current	66,626	67,990
	79,539	81,530

Schedule of movement in the present value of the defined benefit pension plan obligation and present value of plan assets and composition
(a)	Movement in the present value of the defined benefit pension plan obligation

	2020	2019
	US $’000
Defined benefit obligation at January 1	67,502	58,575
Benefits paid by the plan	(5,675)	(4,250)
Current service cost and interest	4,258	2,968
Foreign currency exchange changes in plan measured in a currency different from the entity’s functional currency	3,209	4,016
Actuarial losses recognised in other comprehensive income	1,063	6,193
Defined benefit obligation at December 31	70,357	67,502

Movement in the present value of plan assets

	2020	2019
	US $’000
Fair value of plan assets at January 1	28,525	27,185
Contribution paid by the Group	1,547	937
Benefits paid by the plan	(2,321)	(2,234)
Return on plan assets	695	397
Foreign currency exchange changes in plan measured in a currency different from the entity’s functional currency	884	1,482
Actuarial gains recognised in other comprehensive income	1,325	758
Fair value of plan assets at December 31	30,655	28,525

Plan assets composition

	2020	2019
	US $’000
Equity instruments	11,336	9,839
Debt instruments	15,815	15,707
Cash and deposits	1,099	989
Other	2,405	1,990
	30,655	28,525

Schedule of relevant discount rates under actuarial assumptions

	2020	2019	2018
Early retirement	0.9%-1.0%	1.0-%1.1%	2.1%-2.4%
Annual absence	2.4%-2.5%	2.1%-2.2%	3.5%-3.7%
Tuition fees	1.3%-1.9%	1.3%-1.8%	2.5%-3.1%
Defined benefit plan	1.0%-2.7%	1.0%-3.15%	2.0%-4.0%

Schedule of sensitivity analysis of actuarial assumptions

Reasonably possible changes to one of the relevant actuarial assumptions, assuming other assumptions constant, would have affected the defined benefit obligation by the amounts below:

	Defined benefit obligation
	At December 31, 2020
	Increase	Decrease
	US $’000
Discount rate (0.5% movement)	3,821	(3,821)
Future benefit growth (0.5% movement)	(2,683)	2,692